Property and Equipment, Net (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property and Equipment, Net (Textual)
Depreciation expense	$ 6,686	$ 6,960
Cost of revenues	$ 1,802	$ 0